Label	Element	Value
Calamos Growth & Income Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Growth and Income Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Growth and Income Portfolio's investment objective is high long-term total return through growth and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The Portfolio's shares can be purchased by certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-advantaged basis ("Retirement Plans") and by separate accounts of certain life insurance companies ("Participating Insurance Companies") offering qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, "Variable Contracts"). The Portfolio's shares are not offered directly to the public. You may pay other expenses under your Variable Contract or Retirement Plan which are not reflected in the table and examples below. Please read the Variable Contract's or Retirement Plan's disclosure documents to obtain that information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Portfolio's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	34.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments) and equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Portfolio may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Portfolio may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Portfolio may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depositary arrangements. The Portfolio's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Portfolio attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Portfolio's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Portfolio's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Portfolio's investment objective and principal investment strategies, the Portfolio's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown. As always, please note that the Portfolio's past performance cannot predict how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Portfolio's past performance cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	ANNUAL TOTAL RETURNS FOR YEARS ENDED 12.31
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	19.52% (6/30/20)	Lowest Quarterly Return:	-15.97% (3/31/20)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.52%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.97%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Portfolio's average annual performance for the one-, five- and ten-year periods ended December 31, 2025 and since the Portfolio's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the Portfolio's inception, or since the nearest subsequent month end when comparative index data is available only for full monthly periods.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Portfolio invests.

Calamos Growth & Income Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Calamos Growth & Income Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Growth & Income Portfolio | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos Growth & Income Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

Calamos Growth & Income Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos Growth & Income Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject the Portfolio to heightened interest rate risk as a result of a rise in interest rates.

Calamos Growth & Income Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Portfolio holds securities that have been downgraded, or that default on payment, the Portfolio's performance could be negatively affected.

Calamos Growth & Income Portfolio | Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos Growth & Income Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Portfolio's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline.

Calamos Growth & Income Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulations, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos Growth & Income Portfolio | Forward Foreign Currency Contract Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Portfolio may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio's holdings.

Calamos Growth & Income Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Calamos Growth & Income Portfolio | High Yield Fixed-Income Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  High Yield Fixed-Income Securities (Junk Bonds) Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos Growth & Income Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Growth & Income Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Portfolio.
Calamos Growth & Income Portfolio | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The Portfolio's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Portfolio's ability to utilize options successfully will depend on the ability of the Portfolio's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos Growth & Income Portfolio | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Growth & Income Portfolio | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Rule 144A Securities Risk — The Portfolio may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Portfolio will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Portfolio's assets invested in illiquid securities would increase. Typically, the Portfolio purchases Rule 144A Securities only if the Portfolio's adviser has determined them to be liquid. If any Rule 144A Security held by the Portfolio should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos Growth & Income Portfolio | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Portfolio invests a significant portion of its assets in a particular sector, a greater portion of the Portfolio's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Portfolio may underperform the broader market, or experience greater volatility.

Calamos Growth & Income Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Portfolio may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Portfolio. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. In the event of bankruptcy or other default of a borrower of portfolio securities, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's securities lending agent monitors, and reports to Calamos Advisors (defined below) on, the creditworthiness of the firms to which the Portfolio lends securities. The Portfolio may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos Growth & Income Portfolio | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos Growth & Income Portfolio | State Regulation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  State Regulation Risk — Certain states have regulations or guidelines concerning concentration of investments and other investment techniques that, if applied to the Portfolio, may limit its ability to engage in certain techniques and to manage its investments with the flexibility described herein and in the Statement of Additional Information.

Calamos Growth & Income Portfolio | Synthetic Convertible Instruments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Calamos Growth & Income Portfolio | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Portfolio may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service ("IRS"). It could be more difficult for the Portfolio to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Portfolio's investments or the tax treatment of the income or gain from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies would render Variable Contracts supported by accounts invested in the Portfolio ineligible for tax deferral.

Calamos Growth & Income Portfolio | CLASS I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,534
ICE BofA All US Convertibles EX Mandatory Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.36%
S&P 500 Total Return Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.28%
CLASS I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.32%
Annual Return [Percent]	oef_AnnlRtrPct	15.51%
Annual Return [Percent]	oef_AnnlRtrPct	(4.39%)
Annual Return [Percent]	oef_AnnlRtrPct	25.56%
Annual Return [Percent]	oef_AnnlRtrPct	22.43%
Annual Return [Percent]	oef_AnnlRtrPct	21.40%
Annual Return [Percent]	oef_AnnlRtrPct	(19.07%)
Annual Return [Percent]	oef_AnnlRtrPct	20.12%
Annual Return [Percent]	oef_AnnlRtrPct	21.08%
Annual Return [Percent]	oef_AnnlRtrPct	17.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%
Performance Inception Date	oef_PerfInceptionDate	May 19, 1999